Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 185,064
Impact on initial application of IFRS 16		¥ (3,462)
Changes from financing cash flows:
Proceeds from bank borrowings	71,841	33,985	¥ 34,385	[1]
Proceeds from issuance of ultra-short-term financing bills	48,300	43,489
Proceeds from corporate bonds	25,000	7,497
Repayment of bank borrowings	(52,601)	(50,374)	(34,260)	[1]
Repayment of ultra-short-term financing bills	(59,800)	(25,000)
Repayment of corporate bonds	(2,655)	(12,951)
Capital element of lease rentals paid	(20,670)	(17,784)
Total changes from financing cash flows	9,415	(21,138)
Exchange adjustments	(3,213)	1,238
Changes in fair value	(129)	(159)
Increase in lease liabilities from entering into new leases during the year	11,335	30,351
Amount initially recognized as the derivative component of convertible bonds	0
Amortization amount of bond	119	9
Total other changes	11,454	30,360
Ending Balance	202,591	185,064
Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			126,607
As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		174,763
Changes from financing cash flows:
Ending Balance			174,763
IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Impact on initial application of IFRS 16			48,156
Bank loans and other borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	51,180
Changes from financing cash flows:
Proceeds from bank borrowings	71,841	33,985
Proceeds from issuance of ultra-short-term financing bills	48,300	43,489
Proceeds from corporate bonds	25,000	7,497
Repayment of bank borrowings	(52,601)	(50,374)
Repayment of ultra-short-term financing bills	(59,800)	(25,000)
Repayment of corporate bonds	(2,655)	(12,951)
Capital element of lease rentals paid	0
Total changes from financing cash flows	30,085	(3,354)
Exchange adjustments	142	108
Changes in fair value	0
Increase in lease liabilities from entering into new leases during the year	0
Amount initially recognized as the derivative component of convertible bonds	(3,293)
Amortization amount of bond	119	9
Total other changes	(3,174)	9
Ending Balance	78,233	51,180
Bank loans and other borrowings [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			54,417
Bank loans and other borrowings [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		54,417
Changes from financing cash flows:
Ending Balance			54,417
Obligations under finance leases [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			72,221
Obligations under finance leases [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Impact on initial application of IFRS 16			(72,221)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	134,074
Changes from financing cash flows:
Proceeds from bank borrowings	0
Proceeds from issuance of ultra-short-term financing bills	0
Proceeds from corporate bonds	0
Repayment of bank borrowings	0
Repayment of ultra-short-term financing bills	0
Repayment of corporate bonds	0
Capital element of lease rentals paid	(20,670)	(17,784)
Total changes from financing cash flows	(20,670)	(17,784)
Exchange adjustments	(3,526)	1,130
Changes in fair value	0
Increase in lease liabilities from entering into new leases during the year	11,335	30,351
Amortization amount of bond	0
Total other changes	11,335	30,351
Ending Balance	121,213	134,074
Lease liabilities [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		120,377
Changes from financing cash flows:
Ending Balance			120,377
Lease liabilities [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Impact on initial application of IFRS 16			120,377
Cross currency swaps (liabilities)
Changes from financing cash flows:
Changes in fair value		(44)
Cross currency swaps (liabilities) | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			44
Cross currency swaps (liabilities) | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		44
Changes from financing cash flows:
Ending Balance			44
Cross currency swaps (assets)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(187)
Changes from financing cash flows:
Proceeds from bank borrowings	0
Proceeds from issuance of ultra-short-term financing bills	0
Proceeds from corporate bonds	0
Repayment of bank borrowings	0
Repayment of ultra-short-term financing bills	0
Repayment of corporate bonds	0
Capital element of lease rentals paid	0
Total changes from financing cash flows	0
Exchange adjustments	171
Changes in fair value	16	(187)
Increase in lease liabilities from entering into new leases during the year	0
Amortization amount of bond	0
Total other changes	0
Ending Balance	0	(187)
Interest rate swaps (assets) liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(3)
Changes from financing cash flows:
Proceeds from bank borrowings	0
Proceeds from issuance of ultra-short-term financing bills	0
Proceeds from corporate bonds	0
Repayment of bank borrowings	0
Repayment of ultra-short-term financing bills	0
Repayment of corporate bonds	0
Capital element of lease rentals paid	0
Total changes from financing cash flows	0
Exchange adjustments	0
Changes in fair value	56
Increase in lease liabilities from entering into new leases during the year	0
Amortization amount of bond	0
Total other changes	0
Ending Balance	53	(3)
Derivative component of convertible bonds liabilities [Member]
Changes from financing cash flows:
Changes in fair value	(201)
Amount initially recognized as the derivative component of convertible bonds	3,293
Amortization amount of bond	0
Total other changes	3,293
Ending Balance	3,092
Interest rate swaps (assets) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ (3)
Changes from financing cash flows:
Changes in fair value		72
Ending Balance		(3)
Interest rate swaps (assets) [Member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			(75)
Interest rate swaps (assets) [Member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		¥ (75)
Changes from financing cash flows:
Ending Balance			¥ (75)

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).